Financing Receivables - Schedule of Financing Receivables (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, gross, non-current	$ 901	$ 908	$ 897
Allowance for financing receivables, non-current	(80)	(79)	(82)
Financing receivables, net, non-current	359	635	815
Financing receivables, gross, current	129	135	131
Allowance for financing receivables, current	(12)	(14)	(12)
Current portion of financing receivables, net	52	94	119
Financing receivables, net	938	950	934
Securitized Timeshare Financing Receivables [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, gross, non-current	491	205
Allowance for financing receivables, non-current	(29)	(11)
Financing receivables, net, non-current	462	194
Financing receivables, gross, current	69	29
Allowance for financing receivables, current	(4)	(2)
Current portion of financing receivables, net	65	27
Financing receivables, net	527	221
Unsecuritized timeshare financing receivables [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, gross, non-current	370	654	853
Allowance for financing receivables, non-current	(50)	(67)	(81)
Financing receivables, net, non-current	320	587	772
Financing receivables, gross, current	58	106	131
Allowance for financing receivables, current	(8)	(12)	(12)
Current portion of financing receivables, net	50	94	119
Financing receivables, net	370	681	891
Other financing receivables [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, gross, non-current	40	49	44
Allowance for financing receivables, non-current	(1)	(1)	(1)
Financing receivables, net, non-current	39	48	43
Financing receivables, gross, current	2	0	0
Allowance for financing receivables, current	0	0	0
Current portion of financing receivables, net	2	0	0
Financing receivables, net	41	48	43
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net, non-current	821	829	815
Current portion of financing receivables, net	$ 117	$ 121	$ 119